Related Parties - Summary of Goods or Services Rendered to Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Revenue - related parties	$ 1,215
SC Tubular Solutions (B) Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Revenue - related parties	560
Sumitomo Corporation Asia & Oceania Pte. Ltd.
Disclosure of transactions between related parties [line items]
Revenue - related parties	395
SC Tubular Solutions Malaysia Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Revenue - related parties	$ 260